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		             UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   Mar. 31, 2012
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                 ----

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hikari Tsushin, Inc
             -------------------------------------------------
Address:         Hikari West Gate BLDG., 7F
	     -------------------------------------------------
	         1-4-10, Nishi-Ikebukuro, Toshima-ku,
             -------------------------------------------------
                 Tokyo, 171-0021 JAPAN
             -------------------------------------------------


13F File Number:  28-12648
                  ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Naoko Yada
             -------------------------------------------------
Title:             Manager, Corporate Research
             -------------------------------------------------
Phone:            +81 (3) 5951-7463
             -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Naoko  Yada                   Tokyo, Japan            April 20, 2012
-----------------------            ----------            ----------------
 [Signature]                     [City, Country]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
                                                  --------------------------

Form 13F Information Table Entry Total:                       26
                                                  --------------------------

Form 13F Information Table Value Total:                    $ 337,667
                                                   -------------------------
                                                          (thousands)



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                           FORM 13F INFORMATION TABLE



 COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------------------------------------------------------------------------------------

                                                  VALUE    SHRS OR  SH/PUT   INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
--------------------------------------------------------------------------------------------------------------------
3M CO.                   COMMON    88579Y 10 1       517     5,800              SOLE               5,800
--------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES      COMMON    002824 10 0     7,410   120,900              SOLE             120,900
--------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO.     COMMON    025816 10 9       550     9,500              SOLE               9,500
--------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA
 PROCESSING,INC.         COMMON    053015 10 3       591    10,700              SOLE              10,700
--------------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO.   COMMON    075887 10 9     9,862   127,000              SOLE             127,000
--------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY,INC.  COMMON    084670 10 8   112,270       921              SOLE                 921
--------------------------------------------------------------------------------------------------------------------
COCA COLA CO.            COMMON    191216 10 0    37,485   506,480              SOLE             506,480
--------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS           COMMON    20825C 10 4     8,346   109,800              SOLE             109,800
--------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALES CORP.  COMMON    22160K 10 5       136     1,500              SOLE               1,500
--------------------------------------------------------------------------------------------------------------------
ECOLAB INC.              COMMON    278865 10 0     1,037    16,796              SOLE              16,796
--------------------------------------------------------------------------------------------------------------------
GOOGLE INC.              COMMON    38259P 50 8     1,244     1,940              SOLE               1,940
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS
  MACHINES CORP.         COMMON    459200 10 1     3,328    15,950              SOLE              15,950
--------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON        COMMON    478160 10 4    34,137   517,540              SOLE             517,540
--------------------------------------------------------------------------------------------------------------------
KRAFT FOODS,INC.         COMMON    50075N 10 4    22,335   587,618              SOLE             587,618
--------------------------------------------------------------------------------------------------------------------
MEDTRONIC,INC.           COMMON    585055 10 6     8,445   215,500              SOLE             215,500
--------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP.          COMMON    594918 10 4     3,742   116,000              SOLE             116,000
--------------------------------------------------------------------------------------------------------------------
NOVO NORDISK A/S         COMMON    670100 20 5     1,456    10,500              SOLE              10,500
--------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE  CO.    COMMON    742718 10 9    16,051   238,820              SOLE             238,820
--------------------------------------------------------------------------------------------------------------------
REPUBLIC SERVICES,INC.   COMMON    760759 10 0     1,015    33,200              SOLE              33,200
--------------------------------------------------------------------------------------------------------------------
SANOFI-AVENTIS SA        COMMON    80105N 10 5    13,822   356,700              SOLE             356,700
--------------------------------------------------------------------------------------------------------------------
ST. JUDE MEDICAL,INC.    COMMON    790849 10 3     4,050    91,400              SOLE              91,400
--------------------------------------------------------------------------------------------------------------------
STRYKER CORP.            COMMON    863667 10 1     6,291   113,400              SOLE             113,400
--------------------------------------------------------------------------------------------------------------------
U.S.BANCORP              COMMON    902973 30 4       887    28,000              SOLE              28,000
--------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES
CORP.                    COMMON    913017 10 9       398     4,800              SOLE               4,800
--------------------------------------------------------------------------------------------------------------------
WAL MART STORES,INC.     COMMON    931142 10 3    15,716   256,800              SOLE             256,800
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO.        COMMON    949746 10 1    26,546   777,560              SOLE             777,560
--------------------------------------------------------------------------------------------------------------------

                                         TOTAL:  337,667
